UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 111.5%
AUSTRALIA 3.5%
FINANCIAL—BANKS 1.0%
Australia and New Zealand Banking Group Ltd.(a)	105,761	$2,715,221

MATERIALS—METALS & MINING 1.0%
BHP Billiton Ltd.(a)	76,787	2,631,675

REAL ESTATE—DIVERSIFIED 0.3%
Mirvac Group	533,114	790,789

TOLL ROADS 1.2%
Transurban Group	500,000	3,111,901
TOTAL AUSTRALIA		9,249,586

BERMUDA 0.2%
REAL ESTATE—HOTEL
Orient-Express Hotels Ltd., Class A (USD)(b)	47,755	425,020

BRAZIL 3.1%
TOLL ROADS 1.4%
CCR SA(a)	400,000	3,620,668

WATER 1.7%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(c)	55,300	4,490,913
TOTAL BRAZIL		8,111,581

CANADA 4.5%
FINANCIAL 1.7%
BANKS 0.9%
Toronto-Dominion Bank (USD)	27,800	2,316,852

INSURANCE 0.8%
Power Corp.(a)	88,800	2,158,804
TOTAL FINANCIAL		4,475,656

INDUSTRIALS—MACHINERY 0.4%
Finning International	42,000	1,018,492

MATERIALS—CHEMICALS 0.8%
Potash Corp. of Saskatchewan	47,500	2,064,566

REAL ESTATE—OFFICE 0.3%
Brookfield Office Properties (USD)(a)	46,570	771,199

TELECOMMUNICATION SERVICES 0.9%
Rogers Communications	59,000	2,388,567

	Number of Shares	Value
TRANSPORT—RAIL 0.4%
Canadian National Railway Co.	13,800	$1,221,099
TOTAL CANADA		11,939,579

CHINA 0.1%
REAL ESTATE—DIVERSIFIED
Guangzhou R&F Properties Co., Ltd. Class H (HKD)	288,800	334,088

FRANCE 4.0%
COMMUNICATIONS—SATELLITES 0.6%
Eutelsat Communications(a)	50,000	1,607,276

CONSUMER STAPLES 0.9%
Danone SA(a)	37,400	2,302,596

CONSUMER—CYCLICAL—DIVERSIFIED 0.4%
LVMH Moet Hennessy Louis Vuitton SA(a)	6,600	992,315

ELECTRIC—INTEGRATED ELECTRIC 0.5%
GDF Suez(a)	62,413	1,395,546

ENERGY—OIL & GAS 0.9%
Total SA(a)	49,181	2,439,521

MATERIALS—CONSTRUCTION MATERIALS 0.3%
Lafarge SA(a)	14,400	775,533

REAL ESTATE—RETAIL 0.4%
Klepierre	29,937	1,049,861
TOTAL FRANCE		10,562,648

GERMANY 3.9%
AUTOMOTIVE 0.6%
Bayerische Motoren Werke AG(a)	22,800	1,667,414

FINANCIAL—INSURANCE 1.1%
Allianz SE(a)	24,100	2,867,484

INDUSTRIALS—ELECTRICAL EQUIPMENT 1.2%
Siemens AG(a)	30,800	3,071,768

TECHNOLOGY—SOFTWARE 1.0%
SAP AG(a)	37,000	2,620,306
TOTAL GERMANY		10,226,972

HONG KONG 5.8%
ELECTRIC—REGULATED ELECTRIC 1.4%
CLP Holdings Ltd.(a)	419,000	3,566,394

	Number of Shares	Value
ENERGY—OIL & GAS 0.4%
CNOOC Ltd.(a)	509,000	$1,042,413

FINANCIAL—INVESTMENT BANKERS/BROKERS 0.2%
Hong Kong Exchanges and Clearing Ltd.(a)	39,000	588,970

INDUSTRIAL—DIVERSIFIED 0.8%
Hutchison Whampoa Ltd.(a)	225,000	2,177,733

REAL ESTATE 2.3%
DIVERSIFIED 1.0%
Hang Lung Properties Ltd.	216,000	738,195
Hysan Development Co., Ltd.	243,000	1,104,681
Swire Properties Ltd.	268,800	831,978
		2,674,854
HOTEL 0.2%
Shangri-La Asia Ltd.	260,000	506,316

OFFICE 0.6%
Hongkong Land Holdings Ltd. (USD)	250,000	1,502,500

RESIDENTIAL 0.5%
Country Garden Holdings Co.(b)	3,535,251	1,381,447
TOTAL REAL ESTATE		6,065,117

TELECOMMUNICATION SERVICES 0.7%
China Mobile Ltd.(a)	151,500	1,684,191
TOTAL HONG KONG		15,124,818

INDONESIA 0.2%
REAL ESTATE—RETAIL
Ciputra Development Tbk PT	8,198,500	608,248

IRELAND 1.1%
HEALTH CARE—HEALTHCARE PRODUCTS
Covidien PLC (USD)	50,200	2,982,884

ISRAEL 0.4%
HEALTH CARE—PHARMACEUTICAL
Teva Pharmaceutical Industries Ltd., ADR(c)	25,784	1,067,716

ITALY 2.0%
ENERGY—OIL & GAS 0.8%
Eni S.p.A.(a)	103,400	2,261,518

GAS DISTRIBUTION 1.2%
Snam Rete Gas S.p.A.(a)	700,482	3,105,532
TOTAL ITALY		5,367,050

	Number of Shares	Value
JAPAN 7.6%
AUTOMOTIVE 0.7%
Toyota Motor Corp.(a)	47,000	$1,830,856

CONSUMER—CYCLICAL—APPAREL 0.2%
Fast Retailing Co., Ltd.	2,700	627,947

FINANCIAL 0.3%
BANKS 0.2%
Sumitomo Mitsui Trust Holdings(a)	153,000	454,843

INSURANCE 0.1%
NKSJ Holdings(a)	21,250	416,069
TOTAL FINANCIAL		870,912

HEALTH CARE—PHARMACEUTICAL 0.8%
Astellas Pharma(a)	38,500	1,956,080

INDUSTRIALS 2.2%
COMMERCIAL SERVICES & SUPPLIES 1.3%
Secom Co., Ltd.(a)	63,800	3,327,345

ELECTRICAL EQUIPMENT 0.9%
Fanuc Ltd.(a)	15,100	2,434,111
TOTAL INDUSTRIALS		5,761,456

MATERIALS—METALS & MINING 0.1%
Sumitomo Metal Mining Co., Ltd.(a)	29,000	366,030

REAL ESTATE—DIVERSIFIED 1.0%
Mitsubishi Estate Co., Ltd.	72,000	1,378,370
Sumitomo Realty & Development Co., Ltd.	46,000	1,221,323
		2,599,693
TECHNOLOGY 1.7%
ELECTRONIC EQUIPMENT & INSTRUMENTS 1.3%
Kyocera Corp.(a)	16,800	1,455,253
Sony Corp.(a)	90,000	1,059,841
TDK Corp.(a)	21,700	808,050
		3,323,144
OFFICE ELECTRONICS 0.4%
Canon(a)	35,400	1,131,766
TOTAL TECHNOLOGY		4,454,910

TELECOMMUNICATION SERVICES 0.6%
KDDI Corp.	20,000	1,553,050
TOTAL JAPAN		20,020,934

	Number of Shares	Value
MEXICO 0.7%
CONSUMER—NON-CYCLICAL—RETAIL 0.5%
Wal-Mart de Mexico SA de CV	410,600	$1,156,350

TELECOMMUNICATION SERVICES 0.2%
America Movil SAB de CV	473,400	603,163
TOTAL MEXICO		1,759,513

NETHERLANDS 1.9%
MARINE PORTS 1.6%
Koninklijke Vopak NV(a)	60,000	4,212,907

REAL ESTATE—RETAIL 0.3%
Eurocommercial Properties NV	22,101	837,542
TOTAL NETHERLANDS		5,050,449

SINGAPORE 0.8%
REAL ESTATE—INDUSTRIAL 0.4%
Global Logistic Properties Ltd.	483,000	987,883

TECHNOLOGY—SEMICONDUCTORS 0.4%
Avago Technologies Ltd. (USD)	29,600	1,032,004
TOTAL SINGAPORE		2,019,887

SOUTH KOREA 0.7%
TECHNOLOGY—SEMICONDUCTORS
Samsung Electronics Co., Ltd. GDR(d)	1,000	602,000
Samsung Electronics Co., Ltd. GDR	2,000	1,204,000
		1,806,000
SPAIN 0.3%
TELECOMMUNICATION SERVICES
Telefonica SA(a)	53,000	706,617

SWITZERLAND 5.8%
CONSUMER—NON-CYCLICAL—FOOD 2.3%
Nestle SA(a)	93,320	5,883,972

FINANCIAL—INSURANCE 0.2%
Zurich Insurance Group AG(b)	2,500	622,541

HEALTH CARE—PHARMACEUTICAL 2.4%
Novartis AG(a)	101,300	6,198,634

MATERIALS—CHEMICALS 0.9%
Syngenta AG(a)	6,600	2,466,667
TOTAL SWITZERLAND		15,171,814

	Number of Shares	Value
THAILAND 0.3%
REAL ESTATE—RETAIL
Central Pattana PCL	352,900	$687,914

UNITED KINGDOM 10.1%
CONSUMER—NON-CYCLICAL 1.9%
AGRICULTURE 0.6%
British American Tobacco PLC(a)	29,100	1,494,068

HOUSEHOLD PRODUCTS 1.3%
Reckitt Benckiser Group PLC(a)	61,300	3,528,893
TOTAL CONSUMER—NON-CYCLICAL		5,022,961

ELECTRIC—REGULATED ELECTRIC 1.6%
National Grid PLC(a)	375,000	4,135,905

ENERGY 1.6%
INTEGRATED OIL & GAS 1.1%
Royal Dutch Shell PLC(a)	84,424	2,920,142

OIL & GAS EQUIPMENT & SERVICES 0.5%
Ensco PLC, Class A (USD)	26,000	1,418,560
TOTAL ENERGY		4,338,702

FINANCIAL—BANKS 1.6%
Barclays PLC	570,000	1,977,556
HSBC Holdings PLC(a)	250,166	2,315,948
		4,293,504
HEALTH CARE—PHARMACEUTICAL 1.8%
GlaxoSmithKline PLC(a)	203,200	4,684,016

REAL ESTATE—DIVERSIFIED 0.6%
Hammerson PLC	146,854	1,069,500
Land Securities Group PLC	34,855	428,601
		1,498,101
TELECOMMUNICATION SERVICES 1.0%
Vodafone Group PLC(a)	892,000	2,531,505
TOTAL UNITED KINGDOM		26,504,694

UNITED STATES 54.5%
AUTOMOTIVE 0.3%
Ford Motor Co.(a),(c)	74,500	734,570

	Number of Shares	Value
CONSUMER—CYCLICAL 5.6%
MEDIA 2.0%
The Walt Disney Co.(a),(c)	51,400	$2,687,192
Time Warner Cable(c)	25,500	2,424,030
		5,111,222
RESTAURANT 1.3%
McDonald’s Corp.(a),(c)	37,939	3,480,903

RETAIL 1.5%
Nordstrom(a),(c)	32,340	1,784,521
Ross Stores(a),(c)	34,900	2,254,540
		4,039,061
SPECIALTY RETAIL 0.8%
PetSmart(c)	17,400	1,200,252
Tiffany & Co.(c)	15,000	928,200
		2,128,452
TOTAL CONSUMER—CYCLICAL		14,759,638

CONSUMER—NON-CYCLICAL 3.4%
AGRICULTURE 1.2%
Philip Morris International(a),(c)	36,133	3,249,802

BEVERAGE 0.7%
PepsiCo(a)	25,710	1,819,497

COSMETICS/PERSONAL CARE 0.9%
Procter & Gamble Co.(a),(c)	33,176	2,301,087

RETAIL 0.6%
CVS Caremark Corp.(a)	33,300	1,612,386
TOTAL CONSUMER—NON-CYCLICAL		8,982,772

ELECTRIC 4.1%
INTEGRATED ELECTRIC 1.7%
Exelon Corp.(c)	33,500	1,191,930
PPL Corp.(a),(c)	110,000	3,195,500
		4,387,430
REGULATED ELECTRIC 2.4%
PG&E Corp.(a),(c)	75,000	3,200,250

	Number of Shares	Value
Southern Co.(a),(c)	70,385	$3,244,045
		6,444,295
TOTAL ELECTRIC		10,831,725

ENERGY 7.3%
OIL & GAS 6.7%
Apache Corp.(a),(c)	22,700	1,962,869
Chevron Corp.(a),(c)	40,430	4,712,521
Devon Energy Corp.(a),(c)	37,273	2,255,017
Exxon Mobil Corp.(a),(c)	64,847	5,930,258
Marathon Petroleum Corp.(a),(c)	26,700	1,457,553
Occidental Petroleum Corp.(a)	13,300	1,144,598
		17,462,816
OIL & GAS SERVICES 0.6%
Schlumberger Ltd.(a)	23,298	1,685,144
TOTAL ENERGY		19,147,960

FINANCIAL 8.1%
BANKS 3.1%
Comerica(a),(c)	41,800	1,297,890
US Bancorp(a),(c)	134,072	4,598,670
Wells Fargo & Co.(a),(c)	62,987	2,174,941
		8,071,501
CREDIT CARD 0.9%
American Express Co.(a)	43,000	2,444,980

DIVERSIFIED FINANCIAL SERVICES 2.9%
BlackRock(c)	5,823	1,038,241
Citigroup(a),(c)	48,811	1,597,096
Goldman Sachs Group(c)	9,200	1,045,856
JPMorgan Chase & Co.(a),(c)	98,394	3,982,989
		7,664,182
INSURANCE 1.2%
Aflac(c)	12,000	574,560
Prudential Financial(c)	44,700	2,436,597
		3,011,157
TOTAL FINANCIAL		21,191,820

	Number of Shares	Value
GAS DISTRIBUTION 0.9%
Sempra Energy(a),(c)	37,500	$2,418,375

HEALTH CARE 3.6%
BIOTECHNOLOGY 0.5%
Amgen(a)	15,700	1,323,824

HEALTH CARE PROVIDERS & SERVICES 0.7%
UnitedHealth Group(c)	31,400	1,739,874

HEALTHCARE PRODUCTS 0.6%
Johnson & Johnson(a),(c)	23,436	1,614,975

PHARMACEUTICAL 1.8%
Abbott Laboratories(a),(c)	32,663	2,239,375
Pfizer(a),(c)	99,484	2,472,177
		4,711,552
TOTAL HEALTH CARE		9,390,225

INDUSTRIAL 5.8%
AEROSPACE & DEFENSE 2.1%
General Dynamics Corp.(a)	33,019	2,183,217
Lockheed Martin Corp.(a)	11,000	1,027,180
United Technologies Corp.(a)	28,973	2,268,296
		5,478,693
DIVERSIFIED MANUFACTURING 1.9%
Caterpillar(a)	17,300	1,488,492
Eaton Corp.(a),(c)	21,800	1,030,268
General Electric Co.(a),(c)	54,030	1,227,021
WW Grainger	5,500	1,146,035
		4,891,816
ELECTRICAL EQUIPMENT 0.6%
Emerson Electric Co.(a),(c)	32,000	1,544,640

TRANSPORTATION 1.2%
Norfolk Southern Corp.(a),(c)	18,000	1,145,340
United Parcel Service(a),(c)	29,660	2,122,766
		3,268,106
TOTAL INDUSTRIAL		15,183,255

MATERIALS 1.3%
CHEMICALS 0.5%
Dow Chemical Co.(a),(c)	24,800	718,208

	Number of Shares	Value
Monsanto Co.(c)	6,300	$573,426
		1,291,634
METALS & MINING 0.8%
Freeport-McMoRan Copper & Gold(a),(c)	20,000	791,600
Newmont Mining Corp.(a),(c)	22,900	1,282,629
		2,074,229
TOTAL MATERIALS		3,365,863

PIPELINES—PIPELINES—MLP 1.7%
EQT Midstream Partners LP(b)	30,725	884,880
MarkWest Energy Partners LP(c)	67,693	3,683,853
		4,568,733
REAL ESTATE 2.8%
DIVERSIFIED 1.0%
Forest City Enterprises, Class A(b)	45,072	714,391
Vornado Realty Trust(c)	21,142	1,713,559
		2,427,950
INDUSTRIALS 0.2%
Prologis	15,584	545,907

OFFICE 0.3%
Corporate Office Properties Trust	33,408	800,790

RESIDENTIAL—APARTMENT 1.1%
Apartment Investment & Management Co.(c)	33,593	873,082
Associated Estates Realty Corp.	52,213	791,549
Colonial Properties Trust	34,609	728,520
Home Properties	8,141	498,799
		2,891,950
SHOPPING CENTERS—COMMUNITY CENTER 0.2%
DDR Corp.(c)	35,749	549,105
TOTAL REAL ESTATE		7,215,702

TECHNOLOGY 9.0%
COMPUTERS 3.9%
Apple(a)	11,800	7,873,668
International Business Machines Corp.(a),(c)	11,133	2,309,541
		10,183,209

	Number of Shares	Value
INTERNET SERVICE PROVIDER 0.7%
Google(a),(b),(c)	2,400	$1,810,800

SERVICES 0.9%
Visa, Class A(a)	17,300	2,323,044

SOFTWARE 2.5%
Microsoft Corp.(a),(c)	51,015	1,519,226
Oracle Corp.(a),(c)	73,000	2,298,770
Symantec Corp.(a),(b)	155,300	2,795,400
		6,613,396
TELECOMMUNICATION EQUIPMENT 1.0%
QUALCOMM(a),(c)	41,900	2,618,331
TOTAL TECHNOLOGY		23,548,780

TELECOMMUNICATION SERVICES 0.6%
AT&T(a),(c)	44,577	1,680,553
TOTAL UNITED STATES		143,019,971
TOTAL COMMON STOCK (Identified cost—$258,224,140)		292,747,983

CLOSED-END FUNDS 7.1%
BERMUDA 1.7%
ENERGY/ RESOURCES
ASA Gold and Precious Metals Ltd.(c)	171,000	4,309,200

UNITED STATES 5.4%
GLOBAL INCOME 0.9%
First Trust Aberdeen Global Opportunity Income Fund(a)	70,400	1,311,552
Western Asset Global High Income Fund(a)	83,300	1,145,375
		2,456,927
MASTER LIMITED PARTNERSHIPS 0.3%
Nuveen Energy MLP Total Return Fund(c)	39,531	745,160

MULTI-SECTOR 1.6%
PIMCO Income Opportunity Fund(a)	139,700	4,223,131

SENIOR LOAN 2.6%
Eaton Vance Floating-Rate Income Trust(a),(c)	93,050	1,555,796
Eaton Vance Senior Floating-Rate Trust(c)	64,200	1,065,720

	Number of Shares	Value
Nuveen Credit Strategies Income Fund(a),(c)	432,167	$4,200,663
		6,822,179
TOTAL UNITED STATES		14,247,397
TOTAL CLOSED-END FUNDS (Identified cost—$17,877,150)		18,556,597

PREFERRED SECURITIES—$25 PAR VALUE 2.0%
UNITED KINGDOM 0.9%
BANKS—FOREIGN
National Westminster Bank PLC, 7.76%, Series C	48,000	1,202,400
Royal Bank of Scotland Group PLC, 6.35%, Series N	60,000	1,231,200
		2,433,600
UNITED STATES 1.1%
BANKS 0.8%
Countrywide Capital V, 7.00%, due 11/1/36	40,000	1,007,600
Zions Bancorp, 7.90%, Series F	40,000	1,111,600
		2,119,200
REAL ESTATE—DIVERSIFIED 0.3%
Colony Financial, 8.50%, Series A	28,000	722,400
TOTAL UNITED STATES		2,841,600
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$4,725,434)		5,275,200

PREFERRED SECURITIES—CAPITAL SECURITIES 4.5%
BRAZIL 0.8%
BANKS—FOREIGN
Banco do Brasil SA/Cayman, 9.25%, due 12/31/49, 144A(d)	1,750,000	2,091,250

JAPAN 0.4%
INSURANCE—PROPERTY CASUALTY
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A(d)	1,000,000	1,112,322

SWITZERLAND 1.0%
BANKS—FOREIGN 0.5%
UBS AG, 7.625%, due 8/17/22	1,250,000	1,309,221

INSURANCE—REINSURANCE—FOREIGN 0.5%
Aquarius + Investments PLC, 8.25%, due 12/31/49	1,310,000	1,365,844
TOTAL SWITZERLAND		2,675,065

	Number of Shares	Value
UNITED KINGDOM 0.4%
BANKS—FOREIGN
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(d)	1,000,000	$964,394

UNITED STATES 1.9%
FINANCE 0.6%
General Electric Capital Corp., 7.125%, due 12/15/49, Series A	1,300,000	1,454,402

INSURANCE—MULTI-LINE 0.5%
American International Group, 8.175%, due 5/15/58, (FRN)	1,000,000	1,228,750

INTEGRATED TELECOMMUNICATIONS SERVICES 0.8%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(d)	1,750	2,224,688
TOTAL UNITED STATES		4,907,840
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$10,612,144)		11,750,871

	Principal Amount
CORPORATE BONDS—UNITED STATES 1.0%
INSURANCE—PROPERTY CASUALTY 0.6%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(d)	$1,500,000	1,567,477

INTEGRATED TELECOMMUNICATIONS SERVICES 0.4%
CenturyLink, 7.65%, due 3/15/42	1,000,000	1,068,646
TOTAL CORPORATE BONDS (Identified cost—$2,341,573)		2,636,123

	Number of Shares
SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(e)	450,000	450,000
Federated Government Obligations Fund, 0.02%(e)	450,000	450,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$900,000)		900,000

			Value
TOTAL INVESTMENTS (Identified cost—$294,680,441)	126.4%		$331,866,774
WRITTEN CALL OPTIONS	(0.2)		(469,610)
LIABILITIES IN EXCESS OF OTHER ASSETS	(26.2)		(68,806,392)
NET ASSETS (Equivalent to $11.40 per share based on 23,032,573 shares of common stock outstanding)	100.0%		$262,590,772

		Number of Contracts
WRITTEN CALL OPTIONS—UNITED STATES (0.2)%
S&P 500 Index, USD Strike Price 1,465, 10/20/12		505	$(328,250)
S&P 500 Index, USD Strike Price 1,470, 10/20/12		304	(141,360)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$1,341,400)			$(469,610)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
FRN	Floating Rate Note
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $139,236,240 in aggregate has been pledged as collateral.

(b)         Non-income producing security.

(c)          A portion of the security is pledged as collateral for written option contracts. $50,045,510 in aggregate has been pledged as collateral.

(d)         Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.3% of the net assets of the Fund, of which 0.0% are illiquid.

(e)          Rate quoted represents the seven-day yield of the fund.

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.  Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale price, options are valued at the average of the quoted bid and ask prices as of the close of business.  Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment manager to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended September 30, 2012.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$292,747,983	$292,747,983	$—	$—
Closed-End Funds	18,556,597	18,556,597	—	—
Preferred Securities - $25 Par Value	5,275,200	5,275,200	—	—
Preferred Securities - Capital Securities	11,750,871	—	11,750,871	—
Corporate Bonds	2,636,123	—	2,636,123	—
Money Market Funds	900,000	—	900,000	—
Total Investments(a)	$331,866,774	$316,579,780	$15,286,994	$—
Written call options	(469,610)	(469,610)	—	—
Total Depreciation in Other Financial Instruments(a)	$(469,610)	$(469,610)	$—	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2012:

Written call options	$(469,610)

Options:  The Fund writes call options on an index and may write put options on an index and put and covered call options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Transactions in options written during the nine months ended September 30, 2012, were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2011	2,314	$2,908,439
Options written	18,341	23,150,104
Options expired	(1,300)	(481,867)
Options terminated in closing transactions	(18,546)	(24,235,276)
Options outstanding at September 30, 2012	809	$1,341,400

Cohen & Steers Global Income Builder, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 3. Income Tax Information

As of September 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$294,680,441
Gross unrealized appreciation	$52,454,298
Gross unrealized depreciation	(15,267,965)
Net unrealized appreciation	$37,186,333

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: November 28, 2012